Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
NET OPERATING REVENUE	R$ 26,116,856	R$ 22,651,036	R$ 21,479,468
Cost of sales	(20,455,357)	(17,759,792)	(16,581,428)
Gross profit	5,661,499	4,891,244	4,898,040
Selling expense	(133,601)	(137,121)	(152,638)
General and administrative expense	(876,873)	(825,350)	(1,078,037)
Other operational income (expenses), net	153,989	(145,727)	(280,460)
Equity in earnings of investees	239,997	281,202	307,809
Profit (loss) from operating activities	(616,488)	(826,996)	(1,203,326)
ProfitBeforeFinancialResultsAndTaxes	5,045,011	4,064,248	3,694,714
Finance income	1,343,658	1,184,779	1,069,116
Finance costs	(3,142,010)	(2,341,793)	(2,274,106)
Finance income (cost)	(1,798,352)	(1,157,014)	(1,204,990)
Profit (loss) before tax	3,246,659	2,907,234	2,489,724
Current tax expense (income)	(196,186)	(177,999)	(371,104)
Deferred tax expense (income)	(381,432)	(421,436)	17,047
Tax expense (income)	(577,618)	(599,435)	(354,057)
Income from continuing operations attributable to owners of parent	2,669,041	2,307,799	2,135,667
Net income from discontinued operations	18,898	491,571	191,501
NET INCOME	2,687,939	2,799,370	2,327,168
Attributed to shareholders of the parent company arising from continuing operations	2,669,716	2,345,941	2,158,077
Attributed to shareholders of the parent company due to discontinued operations	18,898	463,690	100,733
Attributed to non-controlling shareholders resulting from continuing operations	(675)	(26,800)	873
Attributed to non-controlling shareholders arising from discontinued operations	R$ 0	R$ 16,539	R$ 67,485
Common shares
Earnings per share [line items]
Basic earnings (loss) per share from continuing operations	R$ 0.89888	R$ 0.74447	R$ 0.75215
Diluted earnings (loss) per share from continuing operations	0.89743	0.74335	0.75215
Basic earnings (loss) per share	0.90524	0.89163	0.78574
Diluted earnings (loss) per share	0.90379	0.89051	0.78574
Class A Preferred Shares
Earnings per share [line items]
Basic earnings (loss) per share from continuing operations	0	0.81978	0.87237
Diluted earnings (loss) per share from continuing operations	0	0.81978	0.87237
Basic earnings (loss) per share	0	0.98165	0.90931
Diluted earnings (loss) per share	0	0.98165	0.90931
Class B Preferred Shares
Earnings per share [line items]
Basic earnings (loss) per share from continuing operations	0	0.81899	0.76906
Diluted earnings (loss) per share from continuing operations	0	0.81899	0.76906
Basic earnings (loss) per share	0	0.98086	0.80600
Diluted earnings (loss) per share	R$ 0	R$ 0.98087	R$ 0.80600